JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT H

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT A

Supplement dated December 6, 2013 to PROSPECTUSES dated April 29, 2013

Changes to Variable Investment Options

This Supplement applies to VENTURE® VARIABLE ANNUITY, VENTURE III® VARIABLE ANNUITY, VENTURE VANTAGE® VARIABLE ANNUITY and VENTURE VISION® VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the “Contracts”). It supplements the prospectus for the Contract you purchased (the “Annuity Prospectus”) dated April 29, 2013.

You should read this Supplement together with the Annuity Prospectus and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus please contact our Annuities Service Center at 1-800-344-1029, or in New York State at 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com or www.jhannuitiesnewyork.com.

Purpose of this Supplement

This Supplement announces changes to:

•	the Contracts’ Variable Investment Options to reflect the addition of certain Investment Options that invest in the following John Hancock Variable Insurance Trust (“JHVIT”) Portfolios: Lifestyle Aggressive PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series; and

•	the Contracts’ Variable Investment Options to reflect the mergers of certain JHVIT Portfolios.

Addition of Variable Investment Options

Effective at the close of business on December 6, 2013, Lifestyle Aggressive PS Series*, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series will be the underlying Portfolios for new Variable Investment Options in your Contract**.

We revise the information in the list of Variable Investment Option Portfolios on the first page of the Annuity Prospectus and under all sections entitled “Available Individual Investment Options” in the Annuity Prospectus and Appendix C to include: Lifestyle Aggressive PS Series*, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series.

We revise the disclosure in the Portfolio expense table in “III. Fee Tables” to include the following information:

Portfolio/Series	Management Fee	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Portfolio Fees and Expenses[1]	Total Annual Operating Expenses	Contractual Expense Reimburse- ment[2]	Net Operating Expenses
Lifestyle Aggressive PS Series
Series I3	0.12%	0.05%	0.23%	0.42%	0.82%	-0.19%	0.63%
Series II3	0.12%	0.25%	0.23%	0.42%	1.02%	-0.19%	0.83%
Lifestyle Balanced PS Series
Series I3	0.04%[4]	0.05%	0.06%	0.74%	0.89%	-0.02%	0.87%[5]
Series II	0.04%[4]	0.25%	0.06%	0.74%	1.09%	-0.02%	1.07%[5]
Lifestyle Conservative PS Series
Series I3	0.04%[4]	0.05%	0.15%	0.69%	0.93%	-0.11%	0.82%[6]
Series II	0.04%[4]	0.25%	0.15%	0.69%	1.13%	-0.11%	1.02%[6]
Lifestyle Growth PS Series
Series I3	0.04%[4]	0.05%	0.06%	0.77%	0.92%	-0.02%	0.90%[7]
Series II	0.04%[4]	0.25%	0.06%	0.77%	1.12%	-0.02%	1.10%[7]

* Available only to Contracts issued prior to November 23, 2009 without a GMWB Rider.

**Not available to VEN 1 Contracts.

Portfolio/Series	Management Fee	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Portfolio Fees and Expenses[1]	Total Annual Operating Expenses	Contractual Expense Reimburse- ment[2]	Net Operating Expenses
Lifestyle Moderate PS Series
Series I3	0.04%[4]	0.05%	0.11%	0.72%	0.92%	-0.07%	0.85%[8]
Series II	0.04%[4]	0.25%	0.11%	0.72%	1.12%	-0.07%	1.05%[8]

[1]	“Acquired Portfolio Fees and Expenses” are based on the indirect net expenses associated with the Portfolio’s investment in underlying portfolios and are included in “Total Portfolio Operating Expenses.” The Total Portfolio Operating Expenses shown may not correlate to the Portfolio’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the Portfolio prospectus, which does not include Acquired Portfolio Fees and Expenses.

[2]	The Adviser has contractually limited other Portfolio level expenses to 0.04%. These expenses consist of operating expenses of the Portfolio, excluding advisory fees, 12b-1 fees, short dividends, Acquired Portfolio Fees and Expenses, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2015 unless renewed by mutual agreement of the Portfolio and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

[3]	For Portfolios and Series that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.

[4]	“Management Fee” has been restated to reflect the contractual management fee schedule effective October 1, 2013.

[5]	Effective October 10, 2013, the underlying portfolios for the Lifestyle Balanced PS Series were changed from primarily actively managed portfolios to primarily passively managed portfolios. This change is expected to have the effect of reducing “Acquired Portfolio Fees and Expenses” from 0.74% to 0.56% and “Net Operating Expenses” from 0.87% to 0.69% for Series I and from 1.07% to 0.89% for Series II.

[6]	Effective October 10, 2013, the underlying portfolios for the Lifestyle Conservative PS Series were changed from primarily actively managed portfolios to primarily passively managed portfolios. This change is expected to have the effect of reducing “Acquired Portfolio Fees and Expenses” from 0.69% to 0.60% and “Net Operating Expenses” from 0.82% to 0.73% for Series I and from 1.02% to 0.93% for Series II.

[7]	Effective October 10, 2013, the underlying portfolios for the Lifestyle Growth PS Series were changed from primarily actively managed portfolios to primarily passively managed portfolios. This change is expected to have the effect of reducing “Acquired Portfolio Fees and Expenses” from 0.77% to 0.53% and “Net Operating Expenses” from 0.90% to 0.66% for Series I and from 1.10% to 0.86% for Series II.

[8]	Effective October 10, 2013, the underlying portfolios for the Lifestyle Moderate PS Series were changed from primarily actively managed portfolios to primarily passively managed portfolios. This change is expected to have the effect of reducing “Acquired Portfolio Fees and Expenses” from 0.72% to 0.57% and “Net Operating Expenses” from 0.85% to 0.70% for Series I and from 1.05% to 0.90% for Series II.

We revise disclosure in the “Portfolio Investment Objectives and Strategies” section of “IV. General Information about Us, the Separate Accounts and the Portfolios” to include the following information:

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Lifestyle Aggressive PS Series	Seeks long-term growth of capital. The Portfolio operates as a fund of funds and normally invests approximately 100% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets and up to 10% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed-income markets. Underlying portfolios may include exchange-traded funds (“ETFs”) and the Portfolio may invest a significant portion of its assets in ETFs.

Lifestyle Balanced PS Series	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The Portfolio operates as a fund of funds and normally invests approximately 50% of its assets in portfolios that invest primarily in equity securities or futures contracts, and approximately 50% in portfolios which invest primarily in fixed-income securities. Underlying portfolios may include exchange-traded funds (“ETFs”) and the Portfolio may invest a significant portion of its assets in ETFs.

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Lifestyle Conservative PS Series	Seeks a high level of current income with some consideration given to growth of capital. The Portfolio operates as a fund of funds and normally invests approximately 80% of its assets in portfolios which invest primarily in fixed-income securities, and approximately 20% in portfolios which invest primarily in equity securities or futures contracts. Underlying portfolios may include exchange-traded funds (“ETFs”) and the Portfolio may invest a significant portion of its assets in ETFs.

Lifestyle Growth PS Series	Seeks long-term growth of capital. Current income is also a consideration. The Portfolio operates as a fund of funds and normally invests approximately 70% of its assets in portfolios which invest primarily in equity securities or futures contracts, and approximately 30% of its assets in portfolios which invest primarily in fixed-income securities. Underlying portfolios may include exchange-traded funds (“ETFs”) and the Portfolio may invest a significant portion of its assets in ETFs.

Lifestyle Moderate PS Series	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. The Portfolio operates as a fund of funds and normally invests approximately 60% of its assets in portfolios which invest primarily in fixed-income securities, and approximately 40% of its assets in portfolios which invest primarily in equity securities or futures contracts. Underlying portfolios may include exchange-traded funds (“ETFs”) and the Portfolio may invest a significant portion of its assets in ETFs.

Portfolio Mergers

Effective at the close of business on December 6, 2013, the following “Acquired Portfolios” will merge into the “Acquiring Portfolios”:

Acquired Portfolio	Acquiring Portfolio
All Cap Value Trust	Fundamental Large Cap Value Trust
Core Allocation Plus Trust	Core Strategy Trust
Core Fundamental Holdings Trust	Core Strategy Trust
Core Global Diversification Trust	Core Strategy Trust
Disciplined Diversification Trust	Core Strategy Trust
Fundamental Holdings Trust	Core Strategy Trust
Global Diversification Trust	Core Strategy Trust
Smaller Company Growth Trust	Small Cap Opportunities Trust

As a result, after December 6, 2013, the Variable Investment Option corresponding to Fundamental Large Cap Value Trust replaces the Variable Investment Option corresponding to All Cap Value Trust; the Variable Investment Option corresponding to Core Strategy Trust replaces the Variable Investment Options corresponding to Core Allocation Plus Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Disciplined Diversification Trust, Fundamental Holdings Trust and Global Diversification Trust; and the Variable Investment Option corresponding to Small Cap Opportunities Trust replaces the Variable Investment Option corresponding to Smaller Company Growth Trust. You no longer will be able to allocate Contract Value or any Purchase Payments to the All Cap Value Trust, Core Allocation Plus Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Disciplined Diversification Trust, Fundamental Holdings Trust, Global Diversification Trust and Smaller Company Growth Trust Variable Investment Options. Any Contract Value allocated to an Investment Option corresponding to an Acquired Portfolio will be allocated to the Investment Option corresponding to the respective Acquiring Portfolio.

Accordingly, any references in the Annuity Prospectus to the “All Cap Value” Variable Investment Option are replaced with the “Fundamental Large Cap Value” Variable Investment Option. References to the “Core Allocation Plus,” “Core Fundamental Holdings,” “Core Global Diversification,” “Disciplined Diversification,” “Fundamental Holdings,” and “Global Diversification” Variable Investment Options are replaced with the “Core Strategy” Variable Investment Option. References to the “Smaller Company Growth” Variable Investment Option are replaced with the “Small Cap Opportunities” Variable Investment Option.

In addition, any references in the Annuity Prospectus to an Acquired Portfolio are replaced with the corresponding Acquiring Portfolio, except for the disclosure in Appendix U: “Tables of Accumulation Unit Values,” which is historical in nature.

You should retain this Supplement for future reference.

Supplement dated December 6, 2013

12/13: VAPS9	333-70728	033-79112
	333-70730	033-46217
	333-71072	333-138846
	333-71074	333-61283
	333-70850	333-83558

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